Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 52,982.7		₨ 39,324.8	$ 799.7
Unpaid principal balance	52,982.7		39,324.8	799.7
Related specific allowance	31,008.1		24,709.0	468.0
Average recorded investments	46,154.0	$ 696.7	34,505.8
Finance receivable on non-accrual status	48,691.4		36,893.6	$ 735.0
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	4,494.5		2,718.7
Unpaid principal balance	4,494.5		2,718.7
Related specific allowance	2,101.1		1,226.0
Average recorded investments	3,606.6		2,282.0
Finance receivable on non-accrual status	4,494.5		2,718.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	4,441.6		2,648.4
Unpaid principal balance	4,441.6		2,648.4
Related specific allowance	2,638.6		1,634.0
Average recorded investments	3,545.0		2,316.4
Finance receivable on non-accrual status	4,441.6		2,648.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	15,486.0		10,012.5
Unpaid principal balance	15,486.0		10,012.5
Related specific allowance	10,617.5		7,105.6
Average recorded investments	12,749.3		8,558.6
Finance receivable on non-accrual status	15,485.5		9,723.4
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	5,150.7		5,559.4
Unpaid principal balance	5,150.7		5,559.4
Related specific allowance	3,876.7		3,630.6
Average recorded investments	5,355.1		5,883.6
Finance receivable on non-accrual status	5,150.7		5,559.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	1,068.6		242.7
Unpaid principal balance	1,068.6		242.7
Related specific allowance	410.4		127.4
Average recorded investments	655.7		224.3
Finance receivable on non-accrual status	1,068.6		242.7
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	6,781.6		4,653.5
Unpaid principal balance	6,781.6		4,653.5
Related specific allowance	3,950.4		2,901.6
Average recorded investments	5,717.6		4,117.0
Finance receivable on non-accrual status	6,781.6		4,653.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	15,559.7		13,489.6
Unpaid principal balance	15,559.7		13,489.6
Related specific allowance	7,413.4		8,083.8
Average recorded investments	14,524.7		11,123.9
Finance receivable on non-accrual status	₨ 11,268.9		₨ 11,347.5